Repurchase of ordinary share of ZTO Express (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Millions			1 Months Ended	12 Months Ended
	Nov. 14, 2018 USD ($)	May 21, 2017 USD ($)	Nov. 30, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017 $ / shares
Repurchase of ordinary share of ZTO Express
Total cash consideration for repurchase of ordinary shares				¥ 738,746	¥ 737,004	¥ 914,611
ADSs | Class A ordinary shares | Share repurchase program on May 21, 2017
Repurchase of ordinary share of ZTO Express
Repurchase of ordinary shares (in shares) | shares					15,625,375	9,759,888
Share Price | $ / shares								$ 14.42	$ 14.12
Total cash consideration for repurchase of ordinary shares					¥ 1,465,942	¥ 914,611
Consideration for repurchase of ordinary shares due						¥ 56,953
Aggregate value of shares authorized to repurchase | $		$ 300
Period of share repurchase program		12 months
ADSs | Class A ordinary shares | New share repurchase program on November 15, 2018
Repurchase of ordinary share of ZTO Express
Repurchase of ordinary shares (in shares) | shares				7,716,436	1,700,000
Share Price | $ / shares							$ 17.33	$ 15.85
Total cash consideration for repurchase of ordinary shares				¥ 924,418	¥ 185,673
Consideration for repurchase of ordinary shares due					¥ 24,146
Aggregate value of shares authorized to repurchase | $	$ 500
Period of share repurchase program	18 months
Ordinary shares
Repurchase of ordinary share of ZTO Express
Repurchase of ordinary shares (in shares) | shares			13,800,000	6,016,436	7,565,487	9,759,888
Share Price | ¥ / shares			¥ 16.67
Total cash consideration for repurchase of ordinary shares			¥ 230,000
Consideration for repurchase of ordinary shares due				¥ 46,000	¥ 46,000	¥ 46,000